Derivative - financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial liabilities
Opening value at January 1	€ 90	€ 10
Fair value adjustments	(26)	417
Closing value at June 30	64	427
Foreign currency forwards
Financial assets
Opening value at January 1	343	1
Fair value adjustments	(314)	(1)
Closing value at June 30	€ 29	€ 0